Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Minimum	Dec. 31, 2012 Minimum	Sep. 30, 2013 Maximum	Dec. 31, 2012 Maximum	Nov. 06, 2013 Private Investment in Public Equity ( the "PIPE" Financing") Subsequent Event Investor	Nov. 06, 2013 Private Investment in Public Equity ( the "PIPE" Financing") Subsequent Event Common Stock
Accounting Policies [Line Items]
Retained Earnings (Accumulated Deficit)	$ 4,755,095		$ 1,359,297	$ 79,445	$ 1,359,297	$ 4,755,095
Net cash used in operating activities	(3,298,213)	(689,647)	(990,611)	(64,624)	(1,055,235)	(4,353,447)
Property, Plant and Equipment, Useful Life							3 years	3 years	5 years	5 years
Stock issued												7,740,142
Sales of Stock, price per share												$ 6.00
Gross proceeds from sale of stock												$ 46,400,000
Number of Accredited Investors											52